Northern Lights Fund Trust

Power Income Fund and Power Dividend Fund

Incorporated herein by reference is the definitive version of the supplement for Power Income Fund and Power Dividend Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 12, 2015 (SEC Accession No. 0001580642-15-005162).